--------------------------------------------------------------------------------
Annual Report - Financial Statements
--------------------------------------------------------------------------------

T. ROWE PRICE


PERSONAL STRATEGY
BALANCED FUND

------------
MAY 31, 2000
------------

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


--------------------
FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------


                                        Year
                                       Ended
                                     5/31/00         5/31/99        5/31/98          5/31/97          5/31/96
NET ASSET VALUE
Beginning of period               $    16.20       $   15.88     $     4.07      $     12.68      $     11.15

Investment activities
 Net investment income (loss)           0.50            0.46           0.46*            0.42*            0.41*
 Net realized and
 unrealized gain (loss)                 0.39            0.81           2.15             1.69             1.56

 Total from
 investment activities                  0.89            1.27           2.61             2.11             1.97

Distributions
 Net investment income                 (0.49)          (0.46)         (0.45)           (0.40)           (0.37)
 Net realized gain                     (0.40)          (0.49)         (0.35)           (0.32)           (0.07)
 Total distributions                   (0.89)          (0.95)         (0.80)           (0.72)           (0.44)

NET ASSET VALUE

End of period                     $    16.20       $   16.20     $    15.88      $     14.07      $     12.68
                                  ---------------------------------------------------------------------------
Ratios/Supplemental Data
Total return+                           5.68%           8.37%         19.15%*          17.21%*          17.97%*
Ratio of total expenses to
average net assets                      0.98%           1.00%          1.05%*           1.05%*           1.05%*

Ratio of net investment
income (loss) to average
net assets                              3.05%           3.01%          3.09%*           3.20%*           3.44%*
Portfolio turnover rate                 48.2%           34.3%          41.5%            54.0%            47.7%
Net assets, end of period
(in thousands)                    $  611,856       $ 529,691     $  328,356      $   205,883      $   116,826


+ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
* Excludes expenses in excess of a 1.05% voluntary expense limitation in effect through 5/31/98.

The accompanying notes are an integral part of these financial statements.

2
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--------------------------------------------------------------------------------
                                                                    May 31, 2000

------------------------
PORTFOLIO OF INVESTMENTS                             Shares/Par           Value
--------------------------------------------------------------------------------
                                                                   In thousands

COMMON STOCKS AND RIGHTS  58.2%

FINANCIAL  9.3%

Bank and Trust  4.2%
Abbey National (GBP)                                     55,300    $        735
ABN Amro (EUR)                                           14,400             329
Allied Irish Banks (EUR)*                                25,900             239
Australia & New Zealand Banking Group (AUD)              21,000             146
Australia & New Zealand Banking Group ADR                 6,400             222
Banca Intesa (EUR)                                      115,300             455
Banca Popolare di Milano (EUR)                           16,800             109
Banco Bradesco ADR                                       17,400             118
Banco de Bilbao Vizcaya Argentaria ADR                   49,600             688
Banco Frances del Rio de la Plata ADR                    10,204             198
Bank of America                                          46,400           2,578
Bank of New York                                         26,800           1,258
Bank One                                                 41,700           1,379
Bankgesellschaft Berlin (EUR) *                          14,100             221
Banque National de Paris (EUR)                            4,400             397
Barclay's (GBP)                                          24,155             626
Charter One Financial                                     6,726             153
Chase Manhattan                                          14,100           1,053
Chittenden                                               20,900             579
Citizens Banking                                         13,000             237
Commonwealth Bank of Australia (AUD)                     25,900             412
DBS Group Holdings (SGD)                                 28,028             280
Downey Financial                                         22,300             663
Dresdner Bank (EUR)                                      22,200             911
First Bell Bancorp                                        2,800              40
First Mariner Bancorp                                     1,500              10
First Security                                            3,500              54
Firstar                                                  44,300           1,132
Frankfort First Bancorp                                   1,000              12
Fuji Bank (JPY)                                          52,000             402
Glacier Bancorp                                          13,289             170
HSBC Holdings (GBP)                                      75,345             831
Industrial Bank of Japan (JPY)                           61,000             476


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--------------------------------------------------------------------------------



                                                     Shares/Par           Value
--------------------------------------------------------------------------------
                                                                   In thousands

KBC Bancassurance Holding (EUR)                           5,500    $        236
Marshall & Ilsley                                         1,200              58
Mellon Financial                                         69,500           2,680
Overseas Chinese Bank (SGD)                              36,750             207
Societe Generale (EUR)                                    2,308             133
Southwest Bancorporation *                               22,300             443
State Street                                             11,200           1,249
Sumitomo Bank (JPY)                                      48,000             629
Summit Bancorp                                            6,200             178
Svenska Handelsbanken (Series A) (SEK)                   24,400             345
Unicredito (EUR)                                        109,100             483
Washington Mutual                                        24,105             693
Wells Fargo                                              25,700           1,163
WestAmerica                                              10,000             286
                                                                   ------------
                                                                         25,896
                                                                   ------------
Insurance  2.4%
ACE Limited                                              26,100             700
Aegon (EUR)                                               7,800             281
Allied Zurich (GBP)                                      61,800             696
American General                                         17,100           1,095
American International Group                              5,293             596
AMP Limited (AUD)                                        17,500             152
Brown and Brown                                          10,300             480
Harleysville Group                                        3,400              58
Istituto Nazionale delle Assicurazioni (EUR)             85,300             190
London Pacific Group ADR                                 13,600             127
Marsh & McLennan                                          9,700           1,068
Medical Assurance *                                      16,390             186
PartnerRe Holdings                                       11,300             419
Schweizerische Rueckversicherungs (CHF)                     268             516
Selective Insurance                                       3,300              61
St. Paul                                                 50,800           1,905
Sumitomo Marine & Fire Insurance (JPY)*                 122,000             765
UnumProvident                                           109,400           2,482
W. R. Berkley                                             6,900             152
XL Capital (Class A)                                     40,200           2,392
                                                                   ------------
                                                                         14,321
                                                                   ------------

4
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--------------------------------------------------------------------------------



                                                     Shares/Par           Value
--------------------------------------------------------------------------------
                                                                   In thousands


Financial Services  2.7%
American Express *                                       42,800     $     2,303
Amvescap (GBP)                                           26,300             345
Associates First Capital (Class A)                       14,700             403
AXA (EUR)                                                 3,400             501
Capital One Financial                                    19,600             926
Charles Schwab                                            6,450             186
Citigroup                                                53,298           3,315
Delta Financial *                                         9,900              17
Fannie Mae                                               54,300           3,265
Financial Federal *                                       9,600             170
Freddie Mac                                              49,900           2,221
Goldman Sachs Group                                       1,300              96
Grupo Financiero Banamex (MXN)*                          57,600             188
ING Groep (EUR)                                          11,184             669
ITLA Capital *                                            4,000              52
Morgan Stanley Dean Witter                               11,900             856
Nomura Securities (JPY)                                  14,000             321
Pearson (GBP)                                            15,900             475
Providian Financial                                       3,100             276
                                                                         16,585
                                                                    -----------
Total Financial                                                          56,802
                                                                    -----------
UTILITIES 3.6%

Telephone 2.4%
ALLTEL                                                    1,400              92
AT&T                                                     28,524             989
AT&T Liberty Media Group *                                9,500             421
BellSouth                                                23,400           1,093
British Telecommunications ADR                            4,300             627
Cable & Wireless ADR                                     11,614             258
Compania de Telecomunicaciones de Chile (Class A) ADR    11,650             230
GTE                                                       2,800             177
KPN (EUR)                                                 4,200             379
Nextel Communications *                                   8,300             769
Nippon Telegraph & Telephone (JPY)                           96           1,141
Portugal Telecom (EUR)                                    9,200             100


5
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--------------------------------------------------------------------------------



                                                     Shares/Par           Value
--------------------------------------------------------------------------------
                                                                   In thousands


Rural Cellular (Class A) *                                2,500    $        169
SBC Communications                                       20,900             913
Sprint                                                   33,700           2,039
Swisscom (CHF)                                              795             279
Tele Danmark A/S (DKK)                                    1,500             106
Telebras ADR                                             10,300           1,192
Telecom Corp. of New Zealand ADR                         15,100             421
Telecom Italia (EUR)                                     45,475             628
Telecom Italia Mobile (EUR)                              83,000             865
Telefonica de Espana ADR *                                9,141             556
Telefonos de Mexico (Class L) ADR                        18,500             901
Telekom Malaysia (MYR)                                      100               0
Western Wireless*                                         3,400             162
                                                                   ------------
                                                                         14,507
                                                                   ------------
Electric Utilities 1.0%
Cleco                                                    15,600             534
Electrabel (EUR)                                            563             129
Empresa Nacional de Electricidad Chile ADR*              14,757             174
Enersis ADS*                                              3,800              81
FirstEnergy                                              37,317             938
GPU                                                       7,300             206
Hong Kong Electric (HKD)                                 71,000             238
Iberdrola (EUR)                                          41,000             524
National Grid (GBP)                                      19,400             148
PECO Energy                                              14,600             642
Powergen (GBP)                                           23,100             151
TXU                                                      25,000             894
Unicom                                                   27,600           1,151
Unisource Energy                                          4,500              69
Veba (EUR)                                               10,280             520
                                                                   ------------
                                                                          6,399
                                                                   ------------
Water Utilities  0.2%
Suez Lyonnaise des Eaux (EUR)                             5,000             840
United Water Resources                                    2,900             101
                                                                            941
                                                                   ------------
Total Utilities                                                          21,847
                                                                   ------------

6
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                                                     Shares/Par           Value
--------------------------------------------------------------------------------
                                                                   In thousands

CONSUMER NONDURABLES 10.3%

Cosmetics 0.6%
Chattem *                                                 9,000     $       107
International Flavors & Fragrances                       82,300           2,798
Kao (JPY)                                                27,000             820
                                                                    -----------
                                                                          3,725
                                                                    -----------

Beverages 0.7%
Anheuser-Busch                                           23,600           1,829
Coca-Cola                                                 6,000             320
Compania Cervecerias Unidas ADR                           5,800             129
Diageo ADR                                                9,275             321
Fomento Economico Mexica UBD (Represents 1 Class B
   and 4 Series D shares) (MXN)                          23,300              88
LVMH (EUR)                                                  988             403
PepsiCo                                                  26,400           1,074
                                                                    -----------
                                                                          4,164
                                                                    -----------
Food Processing 1.4%
American Italian Pasta *                                  8,700             214
Associated British Foods (GBP)                           58,800             397
Cadbury Schweppes (GBP)                                  27,200             181
Cadbury Schweppes ADR                                     6,200             167
Campbell                                                 48,900           1,516
Carrefour (EUR)                                          14,100             998
Danisco (DKK)                                             1,000              36
Eridania Beghin-Say (EUR)                                 2,100             193
General Mills                                            50,720           2,013
International Multifoods                                 24,400             340
Nestle (CHF)                                                342             652
Quaker Oats                                               1,300              96
Ralston Purina                                           58,400           1,084
Sara Lee                                                 21,700             390
Seneca Foods (Class A) *                                  5,100              59
Seneca Foods (Class B) *                                    100               1
Unilever                                                  9,578             487
                                                                    -----------
                                                                          8,824
                                                                    -----------

Hospital Supplies/Hospital Management 0.6%
Airgas *                                                 14,600              79
Baxter International                                     12,200             811
Cephalon *                                                4,400             228


7
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T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                     Shares/Par           Value
--------------------------------------------------------------------------------
                                                                   In thousands


Guidant *                                                   100     $         5
Lincare *                                                12,700             369
Medtronic                                                 1,400              72
Mentor                                                   19,300             464
Molecular Devices *                                       3,200             171
Quorum Health Group *                                     5,100              49
Renal Care Group *                                       12,400             296
Smith & Nephew (GBP)                                    108,500             292
Steris *                                                  9,600              87
Terumo (JPY)*                                            27,000             862
                                                                    -----------
                                                                          3,785
                                                                    -----------

Pharmaceuticals 3.9%
American Home Products                                  107,660           5,800
Amgen*                                                   10,500             668
AstraZeneca Group ADR                                    16,400             690
AstraZeneca Group (GBP)                                  12,007             506
Aurora Biosciences *                                      3,300             156
Boron Lepore & Associates *                               7,300              56
Bristol-Myers Squibb                                      9,300             512
Daiichi Pharmaceutical (JPY)                              9,000             167
Eli Lilly                                                11,200             853
Genetech *                                                5,000             537
Glaxo Wellcome ADR                                       17,000             957
Imclone Systems *                                         1,000              71
Immunomedics *                                            1,600              20
Incyte Pharmaceuticals *                                  1,600              84
Johnson & Johnson                                         1,900             170
MedImmune *                                               3,100             482
Merck                                                    10,200             761
Novartis (CHF)                                            1,233           1,819
Noven Pharmaceuticals *                                   2,600              49
NPS Pharmaceuticals *                                     5,700              72
Pfizer                                                   55,760           2,485
Pharmacia                                                36,355           1,888
Schering-Plough                                          17,600             851
Takeda Chemical Industries (JPY)                         22,000           1,501
Triangle Pharmaceuticals *                               11,400              73
Warner-Lambert                                           23,400           2,858
                                                                    -----------
                                                                         24,086
                                                                    -----------

8
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--------------------------------------------------------------------------------

                                                     Shares/Par           Value
--------------------------------------------------------------------------------
                                                                   In thousands

Biotechnology 0.2%
Abegenix *                                                  800     $        63
Alkermes *                                                5,800             212
Anesta *                                                  4,800              71
COR Therapeutics *                                        2,500             158
Cubist Pharmaceuticals *                                  1,600              46
Gilead Sciences *                                           700              39
Inhale Therapeutic Systems *                              7,400             539
Neurocrine Biosciences *                                  3,500              74
Serologicals *                                            8,200              33
Viropharma *                                              3,400              38
                                                                    -----------
                                                                          1,273
                                                                    -----------

Health Care Services 0.5%
AmeriPath *                                              17,800             153
CIGNA                                                     8,000             710
Orthodontic Centers of America *                          7,700             177
Packard BioScience*                                       3,500              49
UnitedHealth Group                                       18,600           1,387
Wellpoint Health Networks *                               8,900             646
                                                                    -----------
                                                                          3,122
                                                                    -----------

Miscellaneous Consumer Products 2.4%
Bridgestone (JPY)                                         9,000             206
Colgate-Palmolive                                        42,300           2,226
Cone Mills *                                             17,600             101
Culp                                                      6,000              38
Dan River *                                              22,300             112
Electrolux (Class B) (SEK)                                8,100             137
Energizer Holdings*                                      19,466             331
Harcourt General                                         33,600           1,327
Kuraray (JPY)                                            11,000             114
Lion Nathan (NZD)                                       166,400             332
Mattel                                                  102,200           1,386
Mitsui (JPY)                                             84,000             590
Philip Morris                                            88,250           2,306
Philips Electronics                                      18,608             822
Polymer Group                                             6,900              51
Quicksilver *                                             5,900              80
Reebok *                                                  7,000              97


9
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T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                     Shares/Par           Value
--------------------------------------------------------------------------------
                                                                   In thousands


Sola *                                                   27,300     $       137
Stride Rite                                              22,700             149
Textron                                                  25,500           1,600
Tomkins (GBP)                                            99,100             285
Unifi *                                                  11,200             143
US Can *                                                 21,200             350
UST                                                      71,000           1,180
WestPoint Stevens                                         5,600              57
Yue Yuen Industrial (HKD)                               127,000             250
                                                                    -----------
                                                                         14,407
                                                                    -----------
Total Consumer Nondurables                                               63,386
                                                                    -----------

CONSUMER SERVICES 6.4%

General Merchandisers 0.7%
Bon-Ton Stores *                                         17,300              39
Casey's General Stores                                   35,200             416
Columbia Sportswear *                                     9,500             250
JUSCO (JPY)                                              26,000             446
Marui (JPY)                                              25,000             458
Target                                                    9,300             583
Tesco (GBP)                                             211,946             641
Wal-Mart                                                 25,700           1,481
                                                                    -----------
                                                                          4,314
                                                                    -----------

Specialty Merchandisers 2.0%
Circuit City Stores                                       4,100             204
CompuCom Systems *                                       32,600              78
CVS                                                      19,770             860
Home Depot                                               22,150           1,081
Kroger *                                                 28,500             566
Lowes                                                    11,200             521
Nordstrom                                                54,800           1,377
O' Charley's *                                           19,000             267
Omron (JPY)*                                             38,000             981
Priceline.com *                                             700              27
PurchasePro.com*                                          2,600              55
Safeway *                                                30,500           1,407
The Gap                                                     100               4
Toys "R" Us *                                           161,700           2,547


10

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T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                     Shares/Par           Value
--------------------------------------------------------------------------------
                                                                   In thousands


Tupperware                                               80,800     $     1,783
Urban Outfitters *                                       10,200              92
Wild Oats Markets *                                       5,600              52
                                                                    -----------
                                                                         11,902
                                                                    -----------

Entertainment and Leisure 1.7%
Disney                                                   99,700           4,206
Houghton Mifflin                                          1,100              44
Hutchison Whampoa (HKD)                                 126,500           1,457
McDonald's                                                9,800             351
Papa John's *                                             9,300             233
Reader's Digest (Class A)                                59,500           2,016
Sharp (JPY)                                              24,000             432
Sonic *                                                   5,400             149
Viacom (Class B) *                                       27,667           1,715
                                                                    -----------
                                                                         10,603
                                                                    -----------

Media and Communications 1.8%
American Tower Systems (Class A) *                        2,100              78
Asatsu (JPY)                                             15,000             489
Classic Communications *                                  6,200              44
Clear Channel Communications *                           13,573           1,016
Comcast (Class A Special) *                              10,200             387
Elsevier (EUR)                                           10,300              97
Emmis Broadcasting (Class A) *                           10,000             342
Granada Group (GBP)                                      14,400             128
Infinity Broadcasting (Class A) *                        19,300             610
Mediaset (EUR)                                           20,300             314
News                                                      7,800             355
Pegasus Communications *                                  4,400             183
Publishing & Broadcasting (AUD)                          42,600             314
R.R. Donnelley                                          138,400           3,417
Sinclair Broadcast Group (Class A) *                     17,000             140
Time Warner                                               9,300             734
Vodafone Airtouch ADR*                                   52,550           2,407
Young Broadcasting (Class A) *                            6,600             152
                                                                    -----------
                                                                         11,207
                                                                    -----------

Restaurants 0.1%
Applebee's                                                2,800              90
Buca *                                                   16,000             224


11
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T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                     Shares/Par           Value
--------------------------------------------------------------------------------
                                                                   In thousands


PJ America *                                              7,200     $        78
Ruby Tuesday                                             14,600             144
Uno Restaurant *                                          6,600              80
                                                                    -----------
                                                                            616
                                                                    -----------

Printing and Publishing  0.1%
Reed International (GBP)                                 59,400             393
                                                                    -----------
                                                                            393
                                                                    -----------
Total Consumer Services                                                  39,035
                                                                    -----------

EDUCATION 0.1%

Education 0.1%
ITT Educational Service *                                 6,700             111
Societe BIC (EUR)                                         8,000             355
Total Education                                                             466

CONSUMER CYCLICALS 3.9%

Automobiles and Related 0.4%
A.O. Smith (Class B)                                     24,300             510
Cycle & Carriage (SGD)                                   22,000              44
DaimlerChrysler (EUR)                                     5,900             321
Fiat (EUR)*                                               6,500             165
Honda ADR                                                 5,200             353
Keystone Automotive *                                     6,000              44
Littelfuse *                                             15,700             629
Strattec Security *                                       3,600             125
Volkswagen (EUR)                                          8,400             337
Volvo (Class B) (SEK)                                     3,400              81
Volvo, Rights (SEK) *                                     3,400               0
                                                                    -----------
                                                                          2,609
                                                                    -----------

Building and Real Estate 1.9%
Apartment Investment & Management, REIT                   3,900             156
Arden Realty, REIT                                        9,800             225
Cemex (Represents 2 Class A and
      1 Class B shares) (MXN)                            38,000             161

Cheung Kong Holdings (HKD)                               84,000             768
City Developments (SGD)                                  15,000              50
DBS Land (SGD)                                           46,000              53

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                     Shares/Par           Value
--------------------------------------------------------------------------------
                                                                   In thousands


EastGroup Properties, REIT                               16,400     $       353
Federal Realty Investment Trust, REIT                    85,000           1,865
First Washington Realty Trust, REIT                       5,700             118
Glenborough Realty Trust, REIT                           10,600             164
JP Realty, REIT                                          11,900             215
Parkway Properties, REIT                                 14,400             434
Reckson Associates Realty (Class B), REIT                 6,334             145
Reckson Associates Realty, REIT                          84,200           1,847
RMC (GBP)                                                12,400             156
Simon DeBartolo Group, REIT                              73,272           1,795
Singapore Land (SGD)                                     36,000              58
Slough Estates (GBP)                                     47,000             252
Starwood Hotels & Resorts, REIT                          64,300           1,901
Westfield Trust (AUD)                                   145,900             261
Woodhead Industries                                      13,700             221
                                                                    -----------
                                                                         11,198
                                                                    -----------

Miscellaneous Consumer Durables 1.6%
CompX                                                     9,400             177
Corning                                                  17,300           3,347
Eastman Kodak                                            61,000           3,645
Harman International                                      6,300             365
Intranet Solutions *                                      5,400             106
Masco                                                    15,900             313
OCE (EUR)                                                 1,700              24
Ricoh (JPY)                                              34,000             710
Sony (JPY)                                               14,000           1,267
                                                                    -----------
                                                                          9,954
                                                                    -----------
Total Consumer Cyclicals                                                 23,761
                                                                    -----------

TECHNOLOGY 6.5%

Electronic Components 2.2%
Altera *                                                 12,800           1,100
American Superconductor *                                 4,200             113
Analog Devices *                                          5,700             439
Analogic                                                  9,800             353
ASM Lithography (EUR)*                                    2,400              88
Benchmark Electronics *                                  10,000             340


13
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--------------------------------------------------------------------------------

                                                     Shares/Par           Value
--------------------------------------------------------------------------------
                                                                   In thousands


Burr Brown *                                              9,600     $       547
EMC                                                       1,600             186
Epcos (EUR) *                                               300              37
Exar *                                                    3,050             209
Flextronics International *                              15,000             816
Intel                                                    21,800           2,719
Maxim Integrated Products *                              18,800           1,192
Methode Electronics (Class A)                            14,400             517
Motorola                                                    100               9
PMC-Sierra *                                              2,600             398
QuickLogic *                                              4,700             121
Rohm (JPY)                                                3,000             936
SDL *                                                     2,200             499
SIPEX *                                                   7,900             173
Spirent (GBP)                                            47,700             266
Texas Instruments                                        22,800           1,647
Xilinx *                                                  9,100             692
                                                                    -----------
                                                                         13,397
                                                                    -----------

Electronic Systems 1.2%
Applied Materials *                                      13,500           1,128
Applied Micro Circuits *                                  2,900             288
Armor Holdings *                                         21,100             231
Hewlett-Packard                                           9,700           1,165
Lifeline Systems *                                        6,500              79
Lo-Jack *                                                13,400              92
Nokia ADR                                                65,300           3,396
PE Biosystems                                             5,700             316
Solectron *                                              15,100             499
STMicroelectronics (EUR)                                  7,800             465
                                                                    -----------
                                                                          7,659
                                                                    -----------

Information Processing 0.5%
Adecco (CHF)                                                212             167
Cybersource *                                             1,800              26
Dell Computer *                                          28,800           1,243
F.Y.I. *                                                 12,400             406
Hitachi ADR                                               7,000             856
Source Information Management *                           9,600             132
                                                                    -----------
                                                                          2,830
                                                                    -----------

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                     Shares/Par           Value
--------------------------------------------------------------------------------
                                                                   In thousands


Office Automation 0.1%
Technitrol                                               11,400     $       787
                                                                    -----------
                                                                            787
                                                                    -----------

Specialized Computer 0.1%
Sun Microsystems *                                        8,000             613
Virata *                                                  2,400              99
                                                                    -----------
                                                                            712
                                                                    -----------

Telecommunications 2.2%
Aether Systems *                                            700              96
Airgate PCS *                                             1,700              52
Airnet Commerce *                                         1,500              22
Alcatel Alsthom (EUR)                                    11,000             609
Avant *                                                   6,400             100
Cisco Systems *                                          45,500           2,589
Deutsche Telekom (EUR)                                   27,700           1,719
Ditech Communications *                                   2,800             231
France Telecom (EUR)                                        900             131
France Telecom ADR                                        8,600           1,248
LM Ericsson (Class B) ADR                                95,600           1,957
Marconi (GBP)                                            19,200             233
NEXTLINK Communications *                                 2,400             168
Nortel Networks                                          15,600             847
QUALCOMM *                                                2,900             192
Singapore Telecommunications (SGD)                      159,000             216
Sonera Group (EUR)                                        8,700             441
Sprint PCS *                                              1,700              94
Tele Norte Leste Participacoes ADR                        1,206              24
Tellabs *                                                   900              59
Telstra (AUD)                                            65,000             252
Uniphase *                                                8,000             704
Vyyo *                                                    1,800              26
West TeleServices *                                       7,000             185
WorldCom*                                                33,873           1,273
                                                                    -----------
                                                                         13,468
                                                                    -----------

Aerospace and Defense 0.2%
DONCASTERS ADR *                                          3,300              39
Harsco                                                      800              22
Honeywell International                                   4,800             262

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                     Shares/Par           Value
--------------------------------------------------------------------------------
                                                                   In thousands

United Technologies                                       9,000     $       544
Woodward Governor                                         4,500             110
                                                                    -----------
                                                                            977
                                                                    -----------
Total Technology                                                         39,830
                                                                    -----------

CAPITAL EQUIPMENT 1.6%

Electrical Equipment 1.3%
ABB (CHF)                                                 1,554             193
Bang & Olufsen (Class B) (DKK)                            4,300             156
Canon (JPY)                                              17,000             783
GE                                                       46,500           2,447
Getronics (EUR)*                                          5,400              90
hi/fn *                                                   4,800             139
LSI Industries                                           11,700             201
Matsushita Electric Industrial (JPY)                     43,000           1,016
Matsushita Electric Works (JPY)                           2,000              23
Mitsubishi Electric (JPY)                                85,000             835
Tyco International                                       52,442           2,468
                                                                    -----------
                                                                          8,351
                                                                    -----------

Machinery 0.3%
Danaher                                                  11,300             544
Deere                                                    17,000             707
GKN (GBP)                                                12,400             172
Kennametal                                                9,500             251
NN Ball & Roller                                         10,600              94
                                                                    -----------
                                                                          1,768
                                                                    -----------
Total Capital Equipment                                                  10,119
                                                                    -----------
BUSINESS SERVICES AND
TRANSPORTATION 5.2%

Computer Service and Software 2.6%
724 Solutions *                                             700              25
Actuate *                                                 2,100              49
America Online                                           24,300           1,288
Analysts International                                   11,800              95
Ariba *                                                   4,300             224
Automatic Data Processing *                              19,400           1,066
BISYS Group *                                             3,600             237

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------



                                                     Shares/Par           Value
--------------------------------------------------------------------------------
                                                                   In thousands


BMC Software *                                           12,100    $        532
Cambridge Technology Partners *                           6,800              54
Computer Associates                                       9,600             494
Concord Communications *                                  4,800             119
Digital Impact *                                          3,400              38
Electronic Arts *                                         1,800             115
Electronic Data Systems                                     600              39
First Data                                               19,384           1,087
Fujitsu (JPY)                                            31,000             878
Great Plains Software *                                   3,700             154
iGATE Capital*                                            9,200             143
Interact Commerce*                                        4,600              69
Intuit *                                                  2,900             105
Jack Henry & Associates                                   2,000              87
Keynote Systems *                                         9,300             324
Lexmark International Group (Class A) *                   1,400              98
Loislaw *                                                 2,400              17
Microsoft *                                              32,200           2,013
net.Genesis *                                             3,500              68
NetIQ *                                                   4,800             162
Netsolve *                                                1,200              30
Network Solutions (Class A) *                               600              89
Ondisplay*                                                  400              18
Oracle *                                                 27,700           1,989
Peerless Systems *                                       10,400              25
PeopleSoft *                                              3,485              48
Peregrine Systems *                                       3,600              74
Progress Software *                                      28,700             444
PSINet *                                                  4,800             125
Quest Software *                                          1,400              57
SAP (EUR)                                                   956             375
Sema (GBP)                                                7,900             111
Siebel Systems *                                          7,500             877
Softbank (New shares) (JPY)*                              1,400             210
Softbank (JPY)                                              700             107
Sonicwall *                                                 400              24
SPSS *                                                    6,400             160
SunGard Data Systems *                                    1,600              54
Synopsys *                                                  500              24

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------



                                                     Shares/Par           Value
--------------------------------------------------------------------------------
                                                                   In thousands

VERITAS Software *                                        7,950    $        926
Verity *                                                  1,200              41
Viasoft *                                                20,200             168
Vitria Technology*                                        3,700             129
Websense*                                                 1,400              29
WebTrends *                                               5,500             141
Yahoo! *                                                  2,500             283
Zebra Technologies (Class A) *                            2,700             130
                                                                   ------------
                                                                         16,268
                                                                   ------------
Distribution Services 0.3%

Compass Group (GBP)                                      12,500             140
MSC *                                                     9,100             210
Performance Food Group *                                  3,100              98
Primesource                                               5,400              28
SCP Pool *                                               12,800             433
SunSource                                                 6,100              27
TNT Post Groep (EUR)                                      3,800              92
United Stationers *                                      11,100             357
Watsco (Class A)                                         15,100             224
                                                                   ------------
                                                                          1,609
                                                                   ------------
Environmental 0.1%

CUNO *                                                    7,500             208
IT Group *                                               10,100              59
Rentokil Group (GBP)                                     55,800             126
Waterlink *                                              11,900              33
                                                                   ------------
                                                                            426
                                                                   ------------
Transportation Services 0.2%

Bergesen (Class A) (NOK)                                  9,700             201
C.H. Robinson Worldwide                                   5,900             267
Comfort Systems USA *                                    20,200             123
EGL *                                                     6,900             166
Expeditors International of Washington                    7,200             291
Frozen Food Express                                       4,100              10
Heartland Express *                                       3,100              55
Hub Group (Class A) *                                     1,500              19
International Shipholding                                 3,700              28
Mitsubishi Heavy Industries (JPY) *                      28,000              97
                                                                   ------------
                                                                          1,257
                                                                   ------------
18

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------



                                                     Shares/Par           Value
--------------------------------------------------------------------------------
                                                                   In thousands

Miscellaneous Business Services 1.4%
Answerthink Consulting Group *                            5,100    $         91
British Airport Authorities (GBP)*                       22,347             164
Consolidated Graphics *                                  14,700             153
Electro Rent *                                           13,700             149
G&K Services                                              6,800             170
H&R Block                                                31,200             963
Hays (GBP)                                               32,300             181
Herman Miller                                             3,000              81
Insituform Technologies (Class A) *                      14,200             491
Iron Mountain *                                          12,150             444
Ivex Packaging *                                         21,500             194
kforce.com *                                              7,600              98
Kuoni Reisen Holdings (CHF)                                   8               3
Maximus *                                                12,600             261
McGrath RentCorp                                          6,700             105
Metamor Worldwide *                                       3,400              78
MPW Industrial Services Group *                          11,100              76
New England Business Service                             21,000             310
Omnicom                                                   8,500             713
Strayer Education                                         8,200             204
Tetra Tech *                                             16,456             364
Vedior (EUR)                                              7,200              83
Visual Networks *                                         4,400             218
Waste Management                                        144,726           2,949
                                                                   ------------
                                                                          8,543
                                                                   ------------
Airlines 0.1%

Midwest Express Holdings *                               11,500             239
Singapore Airlines (SGD)                                 38,000             331
                                                                   ------------
                                                                            570
                                                                   ------------
Railroads 0.5%

Kansas City Southern Industries                          10,000             673
Norfolk Southern                                        133,200           2,373
Railtrack Group (GBP)                                    13,800             172
                                                                   ------------
                                                                          3,218
                                                                   ------------
Total Business Services and Transportation                               31,891
                                                                   ------------

19
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T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------



                                                     Shares/Par           Value
--------------------------------------------------------------------------------
                                                                   In thousands

ENERGY 5.5%

Energy Services 1.0%

Baker Hughes                                            103,800    $      3,763
Cooper Cameron *                                          2,300             160
Grant Prideco *                                           2,800              65
Johnson Electric (HKD)                                  139,200           1,027
Smith International *                                     2,700             214
Tokyo Electric Power (JPY)                               27,000             674
Weatherford International *                               2,800             121
                                                                   ------------
                                                                          6,024
                                                                   ------------
Exploration & Production 0.9%

Barrett Resources *                                      13,400             530
Chieftain International *                                15,800             348
Forest Oil *                                             13,800             220
Key Energy *                                             28,300             308
National Oilwell *                                        8,900             232
Noble Affiliates                                         12,700             499
Santos (AUD)                                             49,000             126
Unocal                                                   83,600           3,213
                                                                   ------------
                                                                          5,476
                                                                   ------------
Integrated Petroleum - Domestic 0.8%

Amerada Hess                                              5,000             332
Conoco (Class B)                                         33,989             969
USX-Marathon                                            123,500           3,357
                                                                   ------------
                                                                          4,658
                                                                   ------------
Integrated Petroleum - International 2.8%

BP Amoco ADR                                            126,696           6,889
Chevron                                                  11,300           1,044
ENI SPA ADR                                               8,200             445
Exxon Mobil                                              49,956           4,162
Repsol ADR                                                9,200             194
Royal Dutch Petroleum ADR                                32,300           2,017
Shell Transport & Trading ADR                             9,500             479
Texaco                                                   16,400             942
TotalFinaElf ADR *                                        5,896             465
TotalFinaElf (EUR)                                        4,000             630
                                                                   ------------
                                                                         17,267
                                                                   ------------
Total Energy                                                             33,425
                                                                   ------------

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------



                                                     Shares/Par           Value
--------------------------------------------------------------------------------
                                                                   In thousands

PROCESS INDUSTRIES 3.1%

Diversified Chemicals 0.6%
Arch Chemicals                                           20,100    $        347
Cabot Microelectronics*                                   4,500             147
Dow Chemical                                             12,900           1,381
DuPont                                                   13,873             680
Hercules                                                 71,900           1,191
                                                                   ------------
                                                                          3,746
                                                                   ------------
Specialty Chemicals 1.2%
3M                                                       23,500           2,015
A. Schulman                                               3,700              44
Akzo Nobel (EUR)                                          2,600              99
BASF (EUR)                                               11,280             461
Great Lakes Chemical                                     25,640             712
Hauser *                                                  5,275               7
Imperial Chemical ADR                                     4,200             131
MacDermid                                                 3,100              64
Norsk Hydro (NOK)                                         6,500             249
Pall                                                     75,500           1,586
Sumitomo Chemicals (JPY)                                214,000           1,033
Waters *                                                 10,200             964
                                                                   ------------
                                                                          7,365
                                                                   ------------
Paper and Paper Products 1.0%
Buckeye Technologies*                                     4,500              86
Dai Nippon Printing (JPY)                                32,000             546
Fort James                                              111,300           2,518
Jefferson Smurfit (EUR)                                     615               1
Kimberly-Clark                                           35,800           2,166
Kimberly-Clark de Mexico (Class A) (MXN) *              144,600             448
Smurfit-Stone Container *                                 4,200              60
                                                                   ------------
                                                                          5,825
                                                                   ------------
Forest Products 0.2%
Weyerhaeuser                                             25,200           1,251
                                                                   ------------
                                                                          1,251
                                                                   ------------
Building and Construction 0.1%
Heidelberg Zement (EUR)                                   1,300              76
Layne Christensen *                                      13,300              59

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                     Shares/Par           Value
--------------------------------------------------------------------------------
                                                                   In thousands


Simpson Manufacturing *                                   3,600     $       172
Trex *                                                    3,500             156
U.S. Aggregates                                           7,000             131
                                                                    -----------
                                                                            594
                                                                    -----------
Total Process Industries                                                 18,781
                                                                    -----------

BASIC MATERIALS 0.9%

Metals 0.8%
Alcoa                                                    39,008           2,279
Gibraltar Steel                                           6,600             105
Material Sciences *                                      16,900             182
Matthews International (Class A)                         19,200             484
Pechiney (EUR)                                            3,000             123
Phelps Dodge                                             40,800           1,831
                                                                    -----------
                                                                          5,004
                                                                    -----------

Mining 0.1%
Battle Mountain Gold *                                   50,200              97
Lihir Gold *                                            183,620              60
Rio Tinto (AUD)                                          30,000             429
Rio Tinto (GBP)                                           8,200             120
Union Miniere (EUR)                                       4,400             156
                                                                    -----------
                                                                            862
                                                                    -----------

Miscellaneous Materials 0.0%
Malayan Cement (MYR)                                     44,150              16
                                                                    -----------
                                                                             16
                                                                    -----------
Total Basic Materials                                                     5,882
                                                                    -----------


MISCELLANEOUS 0.0%

Conglomerates 0.0%
Orkla (Class A) (NOK)                                     4,457              73
                                                                    -----------
Total Miscellaneous                                                          73
                                                                    -----------

FOREIGN 1.8%

Europe 1.4%
Aventis (EUR)*                                           12,300             800
Bank Of Scotland (GBP)                                   65,500             615

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                     Shares/Par           Value
--------------------------------------------------------------------------------
                                                                   In thousands


BG Group (GBP)                                           50,422     $       300
Cap Gemini (EUR)                                          1,200             225
Credit Suisse Group (CHF)                                 5,200             970
CSM (EUR)                                                 5,000             105
Deutz (EUR)*                                             35,600             166
DnB Holding (NOK)                                        25,500              91
eircom (EUR)*                                            26,400              76
EM.TV & Merchandising (EUR) *                             2,100             141
Lafarge (EUR)                                             1,700             132
Merck KGaA (EUR)                                          7,100             228
Metro (EUR)*                                              2,300              75
Munich Re (EUR) *                                         3,775           1,096
Nordic Baltic Holding (DKK)                              63,520             409
Novo Nordisk (DKK)                                          200              33
OMV (EUR)                                                   200              17
Prosegur Seguridad (EUR)                                 11,600             148
Publicis (EUR)                                            1,006             415
Radiometer (DKK)                                          3,200             103
Rolls Royce (GBP)                                        89,517             328
Sandvik (SEK)                                             6,800             149
Securitas (Class B) (SEK)                                 6,000             140
SGL Carbon (EUR)*                                         1,300              88
Singapore Press (SGD)                                    15,000             226
Sommer Allibert (EUR)                                    18,500             570
Sulzer Winterthur (CHF)*                                    261             176
Svenska Cellulosa (SEK)                                   9,200             185
Swatch (CHF)                                                323              81
Thomson CSF (EUR)*                                        1,200              47
Tullow Oil (EUR)*                                           300               0
Unibail (EUR)*                                              900             116
                                                                    -----------
                                                                          8,251
                                                                    -----------

Far East 0.1%
Nippon Express (JPY)                                     68,000             379
                                                                    -----------
                                                                            379
                                                                    -----------

Other Foreign 0.3%
Bouygues (EUR)*                                             218             135
Carso Global Telecom (MXN)*                              94,400             214
Pao de Acucar GDR                                         7,500             225

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                     Shares/Par           Value
--------------------------------------------------------------------------------
                                                                   In thousands

Siemens (EUR)                                            6,100     $       894
Unibanco GDR                                             4,000              97
Woolworths (AUD)                                       116,200             385
                                                                   -----------
                                                                         1,950
                                                                   -----------
Total Foreign                                                           10,580
                                                                   -----------
Total Common Stocks and Rights (Cost $297,560)                         355,878
                                                                   -----------

CORPORATE BONDS 13.1%

Abitibi Consolidated, 6.95%, 4/1/08                $  2,000,000          1,764
Allied Holdings, Gtd. Sr. Sub. Notes, 8.625%,
  10/1/07                                               500,000            442
American Airlines, 9.71%, 1/2/07                         34,511             36
American Builders & Contractors Supply, Sr.
  Sub. Notes
           10.625%, 5/15/07                             500,000            410
American Express, 7.60%, 8/15/02                        300,000            301
American Pacific, Sr. Notes, 9.25%, 3/1/05              350,000            346
Amerigas Partners, Sr. Notes, 10.125%, 4/15/07          200,000            200
Amkor Technology, 9.25%, 5/1/06                         350,000            338
AMR, 9.00%, 9/15/16                                     100,000             97
Associated Materials, Sr. Sub. Notes, 9.25%,
  3/1/08                                                500,000            465
Atlantic Richfield, 9.125%, 3/1/11                    1,000,000          1,100
Avis Rent A Car, Sr. Sub. Notes, 11.00%, 5/1/09         500,000            507
B&G Foods, Sr. Sub. Notes, 9.625%, 8/1/07               500,000            340
BG Transco Holdings
           4.188%, 12/14/22                               7,000             10
           7.00%, 12/16/24                                7,000             10
           7.057%, 12/14/09                               7,000             11
BWAY, Sr. Sub. Notes, 10.25%, 4/15/07                   500,000            470
Capital One Master Trust, 6.356%, 6/15/11               236,000            236
Centerpoint Properties Trust, 7.90%, 1/15/03          1,000,000            984
Chancellor Media, Sr. Sub. Notes, 9.00%, 10/1/08        500,000            508
Charter Communication, Sr. Notes, 8.25%, 4/1/07       1,000,000            845
Cinemark USA, Sr. Sub. Notes, 8.50%, 8/1/08             300,000            165
Classic Cable, Sr. Sub. Notes, 9.375%, 8/1/09           500,000            425
Coinmach, Sr. Sub. Notes, 11.75%, 11/15/05              250,000            238
Comcast Cable Communications, 8.50%, 5/1/27           3,550,000          3,604
Communications & Power Industries
   Sr. Sub. Notes, 12.00%, 8/1/05                       500,000            375

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                     Shares/Par           Value
--------------------------------------------------------------------------------
                                                                   In thousands

Consolidated Container, Sr. Sub. Notes,
  10.125%, 7/15/09                                 $    750,000      $      739
Container Corp. of America, Sr. Notes,
  9.75%, 4/1/03                                         250,000             251
Courtyard by Marriott II, Sr. Secured Notes
      10.75%, 2/1/08                                    100,000              98
Cox Communications, 7.25%, 11/15/15                     600,000             530
Dade International, Sr. Sub. Notes,
  11.125%, 5/1/06                                       100,000              65
Dan River, Sr. Sub. Notes, 10.125%, 12/15/03            500,000             480
Delta Mills, Sr. Notes, 9.625%, 9/1/07                  150,000             120
Doane Pet Care, Sr. Sub. Notes, 9.75%, 5/15/07          804,000             699
Dyersburg, Sr. Sub. Notes, 9.75%, 9/1/07                250,000              63
Dyncorp, Sr. Sub. Notes, 9.50%, 3/1/07                  225,000             180
Energy Corp. of America, Sr. Sub. Notes
      9.50%, 5/15/07                                    500,000             330
Fairfax Financial, 8.25%, 10/1/15                     3,550,000           2,983
Focal Communications, (144a), 11.875%, 1/15/10+       1,000,000             960
Ford Motor Credit, Sr. Notes, 5.80%, 1/12/09          2,000,000           1,714
Frontier Oil, 11.75%, 11/15/09                          500,000             481
Frontiervision, Sr. Notes, 11.00%, 10/15/06             500,000             496
Global Crossing Holdings Limited, (144a)
      9.50%, 11/15/09+                                  600,000             567
Halliburton, 5.625%, 12/1/08                          2,000,000           1,738
Harrahs, 7.875%, 12/15/05                             1,000,000             920
Hawk, Sr. Notes, 10.25%, 12/1/03                      1,000,000             910
Herff Jones, Sr. Sub. Notes, 11.00%, 8/15/05            500,000             515
Hollinger International Publishing, Gtd. Notes
      9.25%, 3/15/07                                  1,000,000             970
Holmes Products, Gtd. Notes, 9.875%, 11/15/07            25,000              16
Intermedia Communications, Sr. Notes, 9.50%, 3/1/09     500,000             459
International Cabletel, Sr. Notes
      STEP, 0%, 2/1/06                                1,000,000             915
International Game Technology, 8.375%, 5/15/09        1,000,000             925
International Home Foods, Gtd. Sr. Sub. Notes
      10.375%, 11/1/06                                1,000,000             982
International Wire, Sr. Sub. Notes, 11.75%, 6/1/05      500,000             510
Intertek Finance, Sr. Sub. Notes, 10.25%, 11/1/06       350,000             291
Iron Mountain, Sr. Sub. Notes, 8.75%, 9/30/09           500,000             444
Isle of Capri Casinos, Sr. Sub. Notes, 8.75%,
  4/15/09                                             1,000,000             895
Jitney-Jungle Stores, Sr. Sub. Notes, 12.00%,
  3/1/06*                                               350,000              53

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                     Shares/Par           Value
--------------------------------------------------------------------------------
                                                                   In thousands

Kappa Beheer BV, 10.625%, 7/15/09                  $    500,000     $       507
Keebler, Sr. Sub. Notes, 10.75%, 7/1/06               1,000,000           1,064
L3 Communications, Sr. Sub. Notes, 10.375%,
  5/1/07+                                                25,000              25
Lear, 7.96%, 5/15/05                                    250,000             231
Lenfest Communications, Sr. Notes, 8.375%, 11/1/05       30,000              30
Lennar, (144a), 9.95%, 5/1/10+                          200,000             191
Level 3 Communications, 9.125%, 5/1/08                  500,000             431
LifePoint Hospitals, 10.75%, 5/15/09                  1,000,000           1,020
Lockheed Martin, 8.20%, 12/1/09                       1,500,000           1,465
Mastec, Sr. Sub. Notes, 7.75%, 2/1/08                   250,000             230
Mediacom, Sr. Notes, 7.875%, 2/15/11                  1,000,000             865
Metromedia Fiber Network, Sr. Notes, 10.00%,
 11/15/08                                               925,000             879
Metronet Communications, Sr. Disc. Notes
      STEP, 0%, 6/15/08                               1,000,000             800
Mohegan Tribal Gaming, Sr. Notes
      8.125%, 1/1/06                                    500,000             466
Nextel Communications, Sr. Disc. Notes
      STEP, 0%, 10/31/07                              1,400,000             997
Nextlink Communications, Sr. Disc. Notes
      STEP, 0%, 6/1/09                                1,500,000             855
Niagara Mohawk, 1st Mtg., 7.75%, 5/15/06              2,000,000           1,934
Norfolk Southern, 8.625%, 5/15/10                     1,500,000           1,521
Northern Trust, 6.65%, 11/9/04                        2,000,000           1,907
Northland Cable Television, Sr. Sub. Notes
      10.25%, 11/15/07                                  250,000             223
NTL, Sr. Notes, Zero Coupon, 4/1/08                   1,500,000             934
Nuevo Energy, 9.50%, 6/1/08                           1,000,000             950
Orange, Sr. Notes, 9.00%, 6/1/09                      1,000,000           1,020
Orion Power Holdings, (144a), 12.00%, 5/1/10+           450,000             452
Owens & Minor, Sr. Sub. Notes, 10.875%, 6/1/06          150,000             154
P&L Coal, 8.875%, 5/15/08                             1,000,000             910
Packaging Corp. of America, 9.625%, 4/1/09            1,000,000             980
Paine Webber, Sr. Notes, 6.55%, 4/15/08               3,550,000           3,105
Premier Parks
      Sr. Disc. Notes, STEP, 0%, 4/1/08                 500,000             329
      Sr. Notes, 9.75%, 6/15/07                         250,000             239
Price Communications Wireless, 9.125%, 12/15/06         650,000             652
Pride Petroleum Services, Sr. Notes, 9.375%, 5/1/07     350,000             339

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                     Shares/Par           Value
--------------------------------------------------------------------------------
                                                                   In thousands

Principal Mutual
      (144a), 7.875%, 3/1/24+                      $    250,000     $       221
      (144a), 8.00%, 3/1/44+                          3,550,000           3,090
PSINet, Sr. Notes, 10.00%, 2/15/05                      350,000             310
Quest Diagnostics, Gtd. Sr. Sub. Notes, 10.75%,
  12/15/06                                              475,000             499
Qwest Communications
      Sr. Disc. Notes, STEP, 0%, 10/15/07               500,000             398
      Sr. Notes, 7.50%, 11/1/08                         125,000             116
R & B Falcon, Sr. Notes, 6.95%, 4/15/08                 800,000             672
Raytheon, 5.70%, 11/1/03                              1,500,000           1,394
Repap New Brunswick, Sr. Sec. 1st Priority Notes
      11.50%, 6/1/04                                    275,000             275
Rogers Cablesystems, Sr. Sec. 2nd Priority Notes
      10.00%, 3/15/05                                   250,000             252
Safelite Glass, Sr. Sub. Notes, 9.875%, 12/15/06*       200,000               2
Six Flags Entertainment, Sr. Notes, 8.875%, 4/1/06      350,000             329
Sprint, 6.125%, 11/15/08                              1,700,000           1,481
Station Casinos, 10.125%, 3/15/06                       400,000             404
United Air Lines, 9.20%, 3/22/08                        197,491             204
United International Holdings, Sr. Disc. Notes
      10.75%, 2/15/08                                   850,000             510
Universal Compression, Sr. Disc. Notes
      STEP, 0%, 2/15/08                               1,675,000           1,089
US Can, Sr. Gtd. Notes, 10.125%, 10/15/06               250,000             260
Venture Holdings Trust, Sr. Sub. Notes, 9.50%,
  7/1/05                                                400,000             312
Verio, Sr. Notes, 10.375%, 4/1/05                       225,000             236
VoiceStream Wireless, 10.375%, 11/15/09               1,000,000           1,012

WestAmerica Bank, Sub. Notes, 6.99%, 9/30/03            250,000             235
Westinghouse Air Brake, Sr. Notes, 9.375%, 6/15/05    1,000,000             965
Westpoint Stevens, 7.875%, 6/15/05                      375,000             315
Williams Communications Group, Sr. Notes
      10.875%, 10/1/09                                  500,000             501
WorldCom, 7.75%, 4/1/07                               3,550,000           3,499
Yankeenets Capital, 12.75%, 3/1/07                      275,000             259
                                                                    -----------
Total Corporate Bonds (Cost $88,504)                                     80,071
                                                                    -----------

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--------------------------------------------------------------------------------

                                                      Shares/Par           Value
--------------------------------------------------------------------------------
                                                                    In thousands
U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 8.9%

Federal Home Loan Mortgage
       6.00%, 2/15/11 - 11/1/25                     $  6,802,958     $     6,285
       6.50%, 10/1/08 - 3/15/11                        3,424,427           3,216
       7.00%, 10/1/08 - 10/1/25                           73,536              70
       7.50%, 12/1/29                                     49,808              48
       8.00%, 1/1/25                                      53,965              54
       9.00%, 11/1/04                                     10,462              11
Federal National Mortgage Assn.
       6.50%, 8/15/04 - 8/1/23                         2,141,776           2,069
       7.00%, 4/18/22 - 1/1/26                         3,138,436           3,094
       7.50%, 11/1/07                                     69,781              69
       8.00%, 5/1/07 - 5/1/10                             52,533              53
       8.50%, 8/1/06 - 11/1/21                            30,140              31
       9.00%, 5/1/01                                       4,255               4
       REMIC, 7.25%, 5/25/20                           2,476,696           2,420
       REMIC, 8.00%, 2/25/07                              56,532              57
Government National Mortgage Assn.
    I
       6.00%, 5/15/17 - 12/15/28                         795,185             727
       6.50%, 3/15/26 - 2/15/29                        7,594,006           7,117
       7.00%, 4/15/24 - 1/15/29                       21,996,281          21,130
       7.50%, 2/15/16 - 4/15/29                        4,835,894           4,760
       8.00%, 3/15/22 - 11/15/24                         494,301             497
    II
       7.00%, 9/20/27 - 4/20/30                        2,814,466           2,693
       8.00%, 10/20/25                                    47,743              48
                                                                     -----------
Total U.S. Government Mortgage-Backed Securities
  (Cost $56,917)                                                          54,453
                                                                     -----------

U.S. GOVERNMENT OBLIGATIONS/
AGENCIES 15.6%

Federal Farm Credit
       5.25%, 5/1/02                                  10,000,000           9,643
Federal Home Loan Bank
       4.96%, 10/7/05                                  4,100,000           3,644
       6.29%, 6/9/05                                     600,000             570

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--------------------------------------------------------------------------------

                                                      Shares/Par           Value
--------------------------------------------------------------------------------
                                                                    In thousands

Federal Home Loan Mortgage
       5.95%, 1/19/06                               $  4,400,000      $    4,085
Government Trust Certificates
       9.25%, 11/15/01                                    20,809              21
Resolution Funding
       8.125%, 10/15/19                                  210,000             234
Tennessee Valley Authority
       5.88%, 4/1/36                                   2,000,000           1,868
       6.235%, 7/15/45                                 2,000,000           1,983
U.S. Treasury Bonds
       5.50%, 8/15/28                                  1,600,000           1,441
       6.125%, 11/15/27                                5,650,000           5,537
       6.75%, 8/15/26                                 11,400,000          12,044
       7.50%, 11/15/16                                 3,000,000           3,324
U.S. Treasury Inflation-Indexed Notes
       3.625%, 7/15/02                                 4,539,256           4,500
U.S. Treasury Notes
       4.75%, 11/15/08                                25,600,000          22,827
       4.875%, 3/31/01                                17,125,000          16,866
       5.50%, 7/31/01                                  7,300,000           7,196
                                                                      ----------
Total U.S. Government Obligations/Agencies
  (Cost $99,678)                                                          95,783
                                                                      ----------

SHORT-TERM INVESTMENTS 3.6%
Money Market Funds 3.6%
Reserve Investment Fund, 6.48% #                      21,788,262          21,788
                                                                      ----------
Total Short-Term Investments (Cost $21,788)                               21,788
                                                                      ----------

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--------------------------------------------------------------------------------

                                                                           Value
--------------------------------------------------------------------------------
                                                                    In thousands


Total Investments in Securities
99.4% of Net Assets (Cost $564,447)                                $     607,973

Other Assets Less Liabilities                                              3,883
                                                                   -------------
NET ASSETS                                                         $     611,856
                                                                   -------------


   #   Seven-day yield
   *   Non-income producing
   +   Private Placement
 ADR   American Depository Receipt
 ADS   American Depository Share
 GDR   Global Depository Receipt
REIT   Real Estate Investment Trust
REMIC  Real Estate Mortgage Investment Conduit
STEP Stepped coupon note for which the interest rate will adjust on specified future date(s)
144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers -- total of such securities at period-end amounts to 0.9% of net assets.
AUD    Australian dollar
CHF    Swiss franc
DKK    Danish krone
EUR    Euro
GBP    British sterling
HKD    Hong Kong dollar
JPY    Japanese yen
MXN    Mexican peso
MYR    Malaysian ringgit
NOK    Norwegian krone
NZD    New Zealand dollar
SEK    Swedish krona
SGD    Singapore dollar


The accompanying notes are an integral part of these financial statements.

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--------------------------------------------------------------------------------
                                                                    May 31, 2000

-----------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
In thousands

Assets
Investments in securities, at value (cost $564,447)                $    607,973
Securities lending collateral                                            81,791
Other assets                                                              6,036

Total assets                                                            695,800

Liabilities
Obligation to return securities lending collateral                       81,791
Other liabilities                                                         2,153

Total liabilities                                                        83,944

NET ASSETS                                                         $    611,856
                                                                   ------------


Net Assets Consist of:
Accumulated net investment income - net of distributions           $      3,448
Accumulated net realized gain/loss - net of distributions                20,086
Net unrealized gain (loss)                                               43,516
Paid-in-capital applicable to 37,757,605 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares authorized                                         544,806

NET ASSETS                                                         $    611,856
                                                                   ------------

NET ASSET VALUE PER SHARE                                          $      16.20
                                                                   ------------


The accompanying notes are an integral part of these financial statements.

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-----------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands

Investment Income (Loss)
                                                                          Year
                                                                         Ended
                                                                       5/31/00
Income
 Interest                                                          $    17,345
 Dividend                                                                6,072
 Securities lending                                                        218
 Total income                                                           23,635

Expenses
 Investment management                                                   3,341
 Shareholder servicing                                                   2,070
 Custody and accounting                                                    194
 Prospectus and shareholder reports                                         75
 Registration                                                               39
 Legal and audit                                                            15
 Directors                                                                   6
 Miscellaneous                                                               4
 Total expenses                                                          5,744
 Expenses paid indirectly                                                   (4)
 Net expenses                                                            5,740
Net investment income (loss)                                            17,895

Realized and Unrealized Gain (Loss)
Net realized gain (loss)
 Securities                                                             28,061
 Foreign currency transactions                                             (29)
 Net realized gain (loss)                                               28,032
Change in net unrealized gain or loss
 Securities                                                            (15,747)
 Other assets and liabilities
 denominated in foreign currencies                                          (8)
 Change in net unrealized gain or loss                                 (15,755)
Net realized and unrealized gain (loss)                                 12,277

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                             $    30,172
                                                                   -----------


The accompanying notes are an integral part of these financial statements.

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--------------------------------------------------------------------------------

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands

                                                            Year
                                                           Ended
                                                         5/31/00        5/31/99

  Increase (Decrease) in Net Assets
  Operations
   Net investment income (loss)                        $  17,895      $  12,772
   Net realized gain (loss)                               28,032          9,213
   Change in net unrealized gain or loss                 (15,755)        14,567

   Increase (decrease) in net assets from operations      30,172         36,552

  Distributions to shareholders
   Net investment income                                 (17,255)       (11,763)
   Net realized gain                                     (14,884)       (12,214)

   Decrease in net assets from distributions             (32,139)       (23,977)

  Capital share transactions*
   Shares sold                                           254,049        285,469
   Distributions reinvested                               31,960         23,845
   Shares redeemed                                      (201,877)      (120,554)

   Increase (decrease) in net assets from capital
   share transactions                                     84,132        188,760
  Net Assets
  Increase (decrease) during period                       82,165        201,335
  Beginning of period                                    529,691        328,356

  End of period                                        $ 611,856      $ 529,691
                                                       ---------      ---------


*Share information
   Shares sold                                            15,627         18,147
   Distributions reinvested                                2,007          1,530
   Shares redeemed                                       (12,571)        (7,655)

   Increase (decrease) in shares outstanding               5,063         12,022



The accompanying notes are an integral part of these financial statements.

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--------------------------------------------------------------------------------
                                                                    May 31, 2000

-----------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Personal Strategy Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Personal Strategy Balanced Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on July 29, 1994. The fund seeks the highest total return over time, consistent with an emphasis on both capital growth and income, by investing in a diversified portfolio typically consisting of about 60% stocks, 30% bonds, and 10% money market securities.

     The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

     Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

     Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

     For purposes of determining the fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

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--------------------------------------------------------------------------------

     Currency Translation Assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

     Premiums and Discounts Premiums and discounts on debt securities, other than mortgage-backed securities (MBS), are amortized for both financial reporting and tax purposes. Premiums and discounts on all MBS are recognized upon disposition or principal repayment as gain or loss for financial reporting purposes. For tax purposes, premiums and discounts on MBS acquired on or before June 8, 1997, are recognized upon disposition or principal repayment as ordinary income. For MBS acquired after June 8, 1997, premiums are recognized as gain or loss; discounts are recognized as gain or loss, except to the extent of accrued market discount.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Expenses paid indirectly reflect credits earned on daily uninvested cash balances at the custodian and are used to reduce the fund's custody charges.


NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Securities Lending The fund lends its securities to approved brokers to earn additional income and receives cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of loaned securities.

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T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


     Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. At May 31, 2000, the value of loaned securities was $80,152,000; aggregate collateral consisted of $81,791,000 in the securities lending collateral pool.

     Other Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $233,730,000 and $209,087,000, respectively, for the year ended May 31, 2000. Purchases and sales of U.S. government securities aggregated $90,809,000 and $60,913,000, respectively, for the year ended May 31, 2000.


NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

     At May 31, 2000, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $564,447,000. Net unrealized gain aggregated $43,526,000 at period-end, of which $81,369,000 related to appreciated investments and $37,843,000 to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

     The investment management agreement between the fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $293,000 was payable at May 31, 2000. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.25% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or Rowe Price-Fleming International, Inc. (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At May 31, 2000, and for the year then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

     In addition, the fund has entered into agreements with the manager and two wholly owned subsidiaries of the manager, pursuant to which the fund receives

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T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

     certain other services. The manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $1,949,000 for the year ended May 31, 2000, of which $216,000 was payable at period-end.

     The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by T. Rowe Price and its affiliates and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended May 31, 2000, totaled $1,302,000 and are reflected as interest income in the accompanying Statement of Operations.

     During the year ended May 31, 2000, the fund, in the ordinary course of business, placed security purchase and sale orders aggregating $2,000 with certain affiliates of the manager and paid commissions of $20 related thereto.

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--------------------------------------------------------------------------------

---------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors of T. Rowe Price Personal Strategy Funds, Inc. and Shareholders of T. Rowe Price Personal Strategy Balanced Fund

     In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Personal Strategy Balanced Fund (one of the portfolios comprising T. Rowe Price Personal Strategy Funds, Inc., hereafter referred to as the "Fund") at May 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2000 by correspondence with custodians, provide a reasonable basis for the opinion expressed above.


     PricewaterhouseCoopers LLP
     Baltimore, Maryland
     June 19, 2000


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--------------------------------------------------------------------------------


----------------------------------------------------------
TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/00
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included $14,884,000 from long-term capital gains, subject to the 20% rate gains category.

For corporate shareholders, $3,594,000 of the fund's distributed income and short-term capital gains qualified for the dividends-received deduction.

For fund and account information           Walk-In Investor Centers:
or to conduct transactions,                For directions, call 1-800-225-5132
24 hours, 7 days a week                    or visit our Web site
By touch-tone telephone
Tele*Access 1-800-638-2587                 Baltimore Area
By Account Access on the Internet          Downtown
www.troweprice.com/access                  101 East Lombard Street
                                           Owings Mills
For assistance                             Three Financial Center
with your existing                         4515 Painters Mill Road
fund account, call:
Shareholder Service Center                 Boston Area
1-800-225-5132                             386 Washington Street
                                           Wellesley
To open a brokerage account
or obtain information, call:               Colorado Springs
1-800-638-5660                             4410 ArrowsWest Drive

Internet address:                          Los Angeles Area
www.troweprice.com                         Warner Center
                                           21800 Oxnard Street, Suite 270
Plan Account Lines for retirement          Woodland Hills
plan participants:
The appropriate 800 number appears         Tampa
on your retirement account statement.      4200 West Cypress Street
                                           10th Floor
T. Rowe Price Associates
100 East Pratt Street                      Washington, D.C.
Baltimore, Maryland  21202                 900 17th Street N.W.
                                           Farragut Square


This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus appropriate to the fund or funds covered in this report.

Invest with Confidence

[LOGO OF T. ROWE PRICE]

T. Rowe Price Investment Services, Inc., Distributor.